Stockholders' Equity (Details Narrative) (10 Q) - USD ($)						1 Months Ended				2 Months Ended	3 Months Ended	9 Months Ended
	Sep. 02, 2017	Aug. 31, 2017	Aug. 25, 2017	Aug. 10, 2017	Jul. 31, 2017	Jan. 31, 2018	Jun. 30, 2017	May 31, 2017	May 30, 2017	Jun. 30, 2017	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Stock price per unit							$ 0.1125			$ 0.1125	$ 0.1125
Gross proceeds of stock											$ 582,500	$ 1,261,592
Common stock subscription value							$ (484,000)			$ (484,000)	(484,000)
Number of common stock shares issued								831,112
Number of common stock shares issued value											$ 93,500
Stock price per share							$ 0.1125	$ 0.1125		$ 0.1125	$ 0.1125
Value of common stock shares issued for services											$ 201,228
Relative fair value of common stock							$ 794,372			$ 794,372	794,372
Fair value of warrants											$ 178,628
July 15, 2018 [Member]
Number of warrants												12,000
Warrants Exercise price per share												$ 2.90
Two Unrelated Individuals [Member] | Consulting Agreements [Member]
Stock price per share			$ 0.125
Agreement term			3 months
Number of common stock shares issued for services												442,800
Value of common stock shares issued for services												$ 55,350
Unrelated Individuals One [Member] | Consulting Agreements [Member]
Number of common stock shares issued			304,800
Unrelated Individuals Two [Member] | Consulting Agreements [Member]
Number of common stock shares issued			138,000
2017 Stock Incentive Plan [Member]
Number of common stock shares issued												2,200,008
Number of common stock shares issued value												$ 275,001
2017 Stock Incentive Plan [Member] | Five Officers and Directors [Member]
Number of common stock shares issued				6,400,000
Number of common stock shares issued value				$ 800,000
Stock price per share				$ 0.125
Stock option plan description				One-third of each grant vested as of the initial date of grant (August 10, 2017), and 8-1/3% upon the end of each calendar quarter beginning December 31, 2017
2017 Stock Incentive Plan [Member] | Chief Executive Officer [Member]
Number of shares cancelled unvested												1,166,667
2018 Equity Incentive Plan [Member]
Common stock reserved for issuance												8,000,000
BioPharma [Member]
Common stock description						Each Unit consisted of two shares of Common Stock and one Warrant
Sales of stock	100,000											12,000
Gross proceeds of stock	$ 25,000
Stock price per share	$ 0.25					$ 2.10
Agreement term						6 months
Offering cost	$ 4,916
Warrants to purchase shares						1
Proceeds from sale of units												$ 25,200
Class A [Member]
Number of warrants							778,400			778,400	778,400
Warrants Exercise price per share							$ 0.25			$ 0.25	$ 0.25	$ 0.25
Class B [Member]
Number of warrants							778,400			778,400	778,400	1,038,000
Warrants Exercise price per share							$ 0.38			$ 0.38	$ 0.38	$ 0.38
Class C [Member]
Number of warrants							778,400			778,400	778,400	1,046,400
Warrants Exercise price per share							$ 0.50			$ 0.50	$ 0.50	$ 0.50
Common Stock [Member] | BioPharma [Member]
Gross proceeds of stock		$ 422,500			$ 422,500
Common stock shares, subscribed units		338,000			338,000
Common stock shares subscription but not issued		3,380,000			3,380,000
Private Placement [Member]
Relative fair value of common stock						$ 19,762			$ 1,139,573
Fair value of warrants						$ 5,438			$ 255,927
Common Stock [Member]
Stock price per unit							$ 10.00			$ 10.00	$ 10.00
Sales of stock							778,400				778,400
Gross proceeds of stock							$ 973,000			$ 484,000	$ 973,000
Common stock shares, subscribed units							387,200			387,200	387,200
Common stock shares subscription but not issued							3,872,000			3,872,000	3,872,000
Common stock subscription value							$ 484,000			$ 484,000	$ 484,000
Common stock subscription receivable							$ 484,000			$ 484,000	$ 484,000
Number of common stock shares issued											831,112
Number of common stock shares issued value											$ 83
Stock price per share							$ 0.125			$ 0.125	$ 0.125
Number of common stock shares issued for services											24,000,000
Value of common stock shares issued for services											$ 2,400
Common Stock [Member] | BioPharma [Member]
Warrants to purchase shares						2
Sale of stock, price per share						$ 2.90
Common Stock [Member] | Private Placement [Member]
Number of common stock and warrant units								1,116,400
Stock price per unit								$ 1.25
Common stock description								Each unit consisted of ten shares of Common Stock
Common Stock [Member] | Private Placement [Member] | Class A [Member]
Stock price per unit								$ 0.25
Common Stock [Member] | Private Placement [Member] | Class B [Member]
Stock price per unit								0.38
Common Stock [Member] | Private Placement [Member] | Class C [Member]
Stock price per unit								$ 0.50